Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Trade receivables [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current	[1]	S/ 83,840	S/ 78,519
Non-Current	[1]
Other accounts receivable [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		13,179	6,789
Non-Current
Accounts receivable from Parent company and affiliates [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		1,973	1,858
Non-Current
Funds restricted to tax payments [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		1,322	244
Non-Current
Interest receivable [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		1,091	1,163
Non-Current
Loans to employees [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		1,061	676
Non-Current
Loans granted [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		1,014	1,001
Non-Current
Other receivables from sale of fixed assets [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		82	215
Non-Current
Allowance for expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		(9,014)	(7,433)
Non-Current
Financial assets classified as receivables [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		94,548	83,032
Non-Current
Value-added tax credit [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		5,140	18,459
Non-Current		1,193	1,874
Claim to the SUNAT [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current	[2]
Non-Current	[2]	29,559	29,559
Other accounts receivable [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		12,645	12,110
Tax refund receivable [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		9,034	9,034
Allowance for expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		(9,034)	(9,034)
Non-financial assets classified as receivables [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		5,140	18,459
Non-Current		43,397	43,543
Total [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Current		99,688	101,491
Non-Current		S/ 43,397	S/ 43,543

[1]	Trade account receivables presented net of discounts and bonuses, have current maturity (30 to 90 days) and those overdue bear interest.
[2]	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.